Shareholder Report, Holdings (Details) - C000058323 [Member]	Oct. 31, 2025
Larsen And Toubro Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[1]
Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[1]
ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Excluding money market fund holdings, if any.